Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	At December 31, 2016		At December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$50,273	$50,273	$59,344	59,344
Time deposits with banks (Level 1)	2,794	2,794	4,410	4,410
Securities available for sale (Level 2)	109,668	109,668	65,944	65,944
Loans held for sale (Level 3)	443	450	790	806
Loans (Level 3)	683,784	718,111	326,266	330,801
Federal Home Loan Bank stock (Level 3)	3,478	3,478	1,597	1,597
Accrued interest receivable (Level 3)	2,077	2,077	1,048	1,048
Financial liabilities:
Deposits (Level 3)	729,949	729,553	399,111	399,000
FHLB Advances (Level 3)	65,000	64,975	27,500	27,487
Other borrowings (Level 3)	6,867	6,867	1,427	1,427
Subordinated notes (Level 3)	11,000	10,860	—	—
Off-balance-sheet financial instruments (Level 3)	—	—	—	—